Intangible Assets and Goodwill Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Impairment of Acquired Intangible Assets	$ 10,702	$ 0
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	4,900
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Acquired Intangible Assets	1,700
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Acquired Intangible Assets	$ 4,100